Label	Element	Value
BNY Mellon Large Cap Market Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	July 25, 2013 BNY MELLON FUNDS TRUST BNY Mellon Large Cap Market Opportunities Fund BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund Supplement to Prospectus dated December 31, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Large Cap Market Opportunities Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following information supplements and supersedes any contrary information contained in the sections of the fund’s prospectus entitled “Fund Summary – BNY Mellon Large Cap Market Opportunities Fund – Principal Investment Strategy”, “Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Principal Investment Strategy”,  “Fund Details – BNY Mellon Large Cap Market Opportunities Fund” and “Fund Details – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund”:

The Trust’s board has approved modifications to the investment strategies of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund by removing the U.S. Core Equity 130/30 Strategy as an investment strategy, effective on or about August 29, 2013, and permitting each fund to gain exposure to the Dynamic Large Cap Value Strategy by investing in Dreyfus Strategic Value Fund, effective on or about August 1, 2013 (the “Effective Date”).

In addition, the Trust’s board has approved a modification to the range of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund’s investment in its Large Cap Core Strategy to “0% to 30%.”

As revised to reflect the modifications to each fund’s investment strategies and to the range for allocating BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund’s assets to the Large Cap Core Strategy, the investment strategies and the targets and ranges (expressed as a percentage of the fund’s investable assets) for allocating the indicated fund’s assets among the investment strategies as of the Effective Date are as follows:

BNY Mellon Large Cap Market Opportunities Fund

Investment Strategy	Target	Range
Focused Equity Strategy	30%	0% to 50%
U.S. Large Cap Equity Strategy	26%	0% to 50%
Dynamic Large Cap Value Strategy	18%	0% to 50%
Large Cap Growth Strategy	0%	0% to 50%
U.S. Large Cap Growth Strategy	18%	0% to 50%
Income Stock Strategy	8%	0% to 50%
Appreciation Strategy	0%	0% to 50%
Large Cap Dividend Strategy	0%	0% to 50%

On or before August 29, 2013, the respective fund’s portfolio manager responsible for investment allocation decisions will reduce the fund’s allocation to the U.S. Core Equity 130/30 Strategy to zero.

Description of the Dynamic Large Cap Value Strategy

The portion of the fund’s assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies.  The portfolio manager focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.  The portion of the fund’s assets allocated to the Dynamic Large Cap Value Strategy also may be invested in Dreyfus Strategic Value Fund, a mutual fund advised by The Dreyfus Corporation and co-managed by the same portfolio manager responsible for the fund’s Dynamic Large Cap Value Strategy using substantially similar investment strategies as those used in managing this portion of the fund’s assets.